Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.59%
Guam–0.12%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	$ 210	$ 227,527
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	260	281,325
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	470	503,624
				1,012,476
New York–93.42%
New York (City of), NY Transitional Finance Authority; Series 2018 C-3, RB(b)	5.00%	05/01/2040	9,340	11,390,690
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	3,555	3,297,334
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	500	506,705
Series 2011 A, RB	5.63%	07/01/2031	500	505,690
Series 2011 A, RB	5.88%	07/01/2041	1,000	1,010,090
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	225,100
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	220,158
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	610,704
Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(c)(d)	6.75%	11/01/2032	8,755	88
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	220,756
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	3,947,080
Buffalo & Erie County Industrial Land Development Corp. (Buffalo State College Foundation Housing Corp.);
Series 2011, RB(e)(f)	5.38%	04/01/2021	270	281,057
Series 2011, RB(e)(f)	6.00%	04/01/2021	130	135,974
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	171,523
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.00%	04/01/2022	365	367,427
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,251,865
Series 2018, Ref. RB(g)	5.00%	10/01/2038	1,200	1,065,132
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	504,689
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(g)	5.00%	12/01/2049	1,360	1,177,991
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	196,661
Series 2017, Ref. RB	5.00%	08/01/2036	290	330,449
Series 2017, Ref. RB	5.00%	08/01/2047	600	670,308
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(g)	5.63%	02/01/2039	190	192,787
Series 2019, RB(g)	5.75%	02/01/2049	230	232,300
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	655,499
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	925	893,383
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,350,938
Series 2013 A-1, RB	5.75%	07/01/2033	790	705,612
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	240	212,054
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	$ 25	$ 25,407
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,478
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,465
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,450
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,507
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,489
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,477
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,540
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,536
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,597
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,591
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,646
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,640
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,694
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,684
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,733
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	105,368
Series 2014, RB	5.00%	05/01/2039	100	104,243
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2021	15	15,336
Series 2006, GO Bonds	5.50%	06/15/2022	15	15,299
Series 2006, GO Bonds	5.50%	06/15/2023	15	15,285
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,281
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,351
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,327
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,319
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,311
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,384
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,380
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,377
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,370
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,427
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,427
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,418
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,482
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	435	436,714
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2010 A, RB (INS - AGM)(e)(f)	5.25%	07/01/2020	250	250,983
Series 2010 A, RB(e)(f)	5.75%	07/01/2020	550	552,382
Series 2016 B, RB	5.00%	07/01/2046	12,200	13,104,630
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	129,318
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	322,191
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	191,216
Series 2017, Ref. RB	5.00%	07/01/2036	160	189,794
Series 2017, Ref. RB	5.00%	07/01/2037	235	277,974
Series 2017, Ref. RB	5.00%	07/01/2042	500	585,110
Erie County Industrial Development Agency (The) (School District Buffalo);
Series 2011 A, RB	5.25%	05/01/2030	265	276,912
Series 2011 A, RB	5.25%	05/01/2031	225	235,028
Series 2011 A, RB	5.25%	05/01/2032	135	140,991
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,002
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,000,300
Series 2005 D, RB(h)	0.00%	06/01/2055	74,000	4,883,260
Genesee (County of), NY Industrial Development Agency (United Memorial Medical Center); Series 2007, RB	5.00%	12/01/2027	545	546,613
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(h)	0.00%	01/01/2045	$ 18,750	$ 4,847,062
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB(g)	5.50%	07/01/2044	965	858,686
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(g)	5.88%	01/01/2052	5,000	3,885,250
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(g)	6.80%	12/01/2044	1,640	1,758,802
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	327,003
Series 2014, RB	5.00%	07/01/2034	300	320,757
Series 2014, RB	5.00%	07/01/2039	250	264,268
Series 2014, RB	5.00%	07/01/2044	200	209,250
Series 2017, Ref. RB	5.00%	07/01/2029	100	113,645
Series 2017, Ref. RB	5.00%	07/01/2030	80	90,103
Series 2017, Ref. RB	5.00%	07/01/2031	75	83,912
Series 2017, Ref. RB	5.00%	07/01/2032	135	149,745
Series 2017, Ref. RB	5.00%	07/01/2035	135	148,389
Series 2017, Ref. RB	5.00%	07/01/2036	110	120,263
Series 2017, Ref. RB	5.00%	07/01/2038	80	86,947
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB(b)	5.00%	02/15/2042	25,765	30,179,317
Series 2017 A, Ref. RB(b)	5.00%	02/15/2045	5,000	5,827,050
Huntington Local Development Corp.; Series 2016, RB(g)	6.50%	12/01/2046	2,235	1,917,228
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,386,721
Series 2017, RB	5.00%	09/01/2042	4,000	4,773,480
Long Island Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	1,185	1,355,462
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,478,912
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	2,964,300
Series 2016, Ref. RB	5.00%	09/01/2041	1,680	1,971,430
Series 2018, RB	5.00%	09/01/2034	5,000	6,204,450
Series 2018, RB	5.00%	09/01/2039	1,000	1,219,290
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2032	350	360,073
Series 2012 H, RB(e)(f)	5.00%	11/15/2022	215	240,239
Series 2012 H, RB	5.00%	11/15/2033	185	189,756
Series 2014 B, RB	5.25%	11/15/2039	900	938,421
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,065,740
Series 2016 A1, RB	5.25%	11/15/2056	20,475	21,810,379
Series 2016 B, Ref. RB	5.00%	11/15/2037	10,000	10,491,600
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,140,060
Series 2016, Ref. RB	5.00%	11/15/2035	2,000	2,108,060
Series 2017 A1, RB	5.00%	11/15/2051	5,000	5,295,100
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, RB	5.25%	11/15/2057	10,000	11,483,000
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	2,754,656
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2028	350	394,384
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2029	500	562,135
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	01/15/2038	150	164,532
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(e)(f)	5.00%	10/01/2021	150	159,500
Series 2011, RB(e)(f)	5.25%	10/01/2021	75	79,999
Monroe County Industrial Development Corp. (Rochester General Hospital);
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,554,110
Series 2017, RB	5.00%	12/01/2036	1,400	1,611,414
Series 2017, RB	5.00%	12/01/2046	3,200	3,641,536
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	2,507,550
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	$ 150	$ 154,007
Series 2011, RB	6.00%	06/01/2034	250	256,835
Series 2014 A, RB	5.00%	06/01/2029	100	106,395
Series 2014 A, RB	5.50%	06/01/2034	180	195,471
Series 2014 A, RB	5.00%	06/01/2044	285	302,964
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	1,080	939,632
Series 2020 A-2, RB	5.40%	07/01/2050	6,865	5,494,677
Series 2020 B, Ref. RB	5.38%	07/01/2025	385	374,948
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	17,000	18,598,850
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2040	1,060	1,294,981
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2045	1,490	1,801,201
Series 2018 B, GO Bonds (INS - AGM)(a)	5.00%	07/01/2049	2,235	2,692,147
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,210	1,135,355
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	135	116,583
Series 2014 A, RB	6.70%	01/01/2049	3,307	2,577,369
Series 2014 C, RB(c)	2.00%	01/01/2049	1,221	183,084
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	290	237,037
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,126,020
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB(i)	5.25%	06/01/2026	3,240	3,181,712
Series 2006 D, RB(h)	0.00%	06/01/2060	60,000	1,894,800
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,624,684
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	379,491
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	609,200
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	484,025
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	212,378
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	237,382
New York & New Jersey (States of) Port Authority;
Series 2011, RB	5.25%	07/15/2036	5,000	5,119,200
Series 2016, Ref. RB	5.00%	11/15/2041	9,475	11,215,557
Series 2017, Ref. RB	5.00%	10/15/2047	6,000	6,923,940
Series 2019 217, RB	4.00%	11/01/2049	10,240	11,298,611
Two Hundred Fifth Series 2017, Ref. RB(b)	5.25%	11/15/2057	11,300	13,287,105
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.50%	12/01/2028	2,300	2,312,351
New York (City of), NY;
Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,195
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,060
Series 2016 B-1, GO Bonds	5.00%	12/01/2037	7,360	8,833,472
Series 2016 CC1, Ref. RB	5.00%	06/15/2038	6,065	7,351,447
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	10,000	12,101,100
Series 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,642,300
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,165,250
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS - AGC)(a)	6.50%	01/01/2046	2,000	2,009,080
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(a)	5.00%	03/01/2046	1,050	1,050,052
Series 2009, RB (INS - AGC)(a)	7.00%	03/01/2049	7,715	7,752,186
New York (City of), NY Municipal Water Finance Authority; Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,219,627
New York (City of), NY Transitional Finance Authority; Series 2011 S-1, RB	5.25%	07/15/2037	5,500	5,737,820
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	1,000	1,136,430
New York (Counties of), NY Tobacco Trust V; Series 2005 S-3, RB(h)	0.00%	06/01/2055	84,200	5,301,232
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	$ 2,085	$ 2,237,810
New York (State of) Dormitory Authority;
Series 2010 B-1, RB(e)(f)	7.00%	07/01/2020	375	377,014
Series 2015 A-1, Ref. RB(g)	4.80%	12/01/2023	1,800	1,732,860
Series 2016, Ref. RB(e)	5.00%	02/15/2041	5,000	5,985,050
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(g)	5.35%	12/01/2035	5,985	5,225,444
Series 2015 B1, Ref. RB(g)	6.18%	12/01/2031	1,960	1,761,099
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(e)(f)	5.00%	07/01/2022	440	483,346
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,309,850
Series 2012 B, RB	5.00%	07/01/2032	125	132,868
Series 2012 B, RB	4.75%	07/01/2039	300	314,364
New York (State of) Dormitory Authority (Cornell University); Series 2019, RB	5.00%	07/01/2035	2,255	3,331,627
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	50	51,301
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(a)	5.25%	07/01/2027	6,425	7,347,887
Series 2007, RB (INS - NATL)(a)	5.25%	07/01/2028	3,765	4,350,646
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	112,424
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	871,572
Series 2020, RB	4.00%	07/01/2046	2,000	2,136,640
New York (State of) Dormitory Authority (Highland Hospital);
Series 2010, RB	5.00%	07/01/2026	750	752,025
Series 2010, RB	5.20%	07/01/2032	750	751,748
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	250	261,140
New York (State of) Dormitory Authority (Long Island University); Series 2012, RB	5.00%	09/01/2025	3,200	3,389,984
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	415	470,411
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	541,771
Series 2020 A, Ref. RB	4.00%	09/01/2050	700	718,291
New York (State of) Dormitory Authority (New School (The)); Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,239,921
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,322,587
Series 2016, Ref. RB	5.00%	07/01/2035	5,000	6,050,350
Series 2019 A, RB	5.00%	07/01/2042	740	928,115
Series 2019 A, RB	5.00%	07/01/2049	4,460	5,536,421
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009, RB	5.00%	05/01/2039	1,000	1,048,880
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	723,084
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(g)	5.00%	12/01/2029	600	701,856
Series 2017, Ref. RB(g)	5.00%	12/01/2030	400	465,416
Series 2017, Ref. RB(g)	5.00%	12/01/2032	300	345,039
Series 2017, Ref. RB(g)	5.00%	12/01/2033	300	343,701
Series 2017, Ref. RB(g)	5.00%	12/01/2035	300	341,343
Series 2017, Ref. RB(g)	5.00%	12/01/2036	200	226,156
Series 2017, Ref. RB(g)	5.00%	12/01/2037	200	224,882
New York (State of) Dormitory Authority (Ozanam Hall Queens Nursing); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	325	329,843
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	565,290
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/2040	300	301,143
Series 2019 A, RB	4.00%	07/01/2044	830	933,742
Series 2019 A, RB	5.00%	07/01/2049	800	968,024
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 B, RB	5.00%	07/01/2050	1,800	2,286,324
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,656,362
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB(e)(f)	5.00%	07/01/2022	$ 5	$ 5,498
Series 2012, RB	5.00%	07/01/2030	1,015	1,071,069
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(e)(f)	5.00%	07/01/2022	250	274,628
Series 2015 A, Ref. RB	5.00%	07/01/2034	100	110,659
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2010, RB	5.25%	07/01/2025	100	100,031
Series 2010, RB	5.25%	07/01/2035	500	491,020
New York (State of) Dormitory Authority (State University Dormitory Facilities);
Series 2015 B, Ref. RB	5.00%	07/01/2030	1,350	1,588,815
Series 2015 B, Ref. RB	5.00%	07/01/2032	1,400	1,632,694
Series 2015 B, Ref. RB	5.00%	07/01/2033	1,750	2,031,575
Series 2015 B, Ref. RB	5.00%	07/01/2040	1,750	2,013,165
New York (State of) Dormitory Authority (State University Educational Facilities); Series 2012, RB	5.00%	05/15/2030	1,000	1,075,720
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	912,177
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	1,000	1,027,480
Series 2015 A, Ref. RB	5.00%	07/01/2040	400	431,296
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,063,187
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,122,777
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,398,571
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	652,364
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(g)	5.50%	12/01/2047	3,030	2,385,095
Series 2017 A2, RB(g)	5.38%	09/01/2050	4,800	3,924,960
Series 2017 A2, Ref. RB(g)	5.38%	10/01/2042	1,425	1,174,528
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	4,330	4,330,346
Series 2011 A, RB	5.00%	11/01/2031	1,110	1,119,446
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	232,243
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	413,950
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	466,782
Series 2019 B, RB	4.00%	01/01/2045	10,000	10,838,000
Series 2019 B, RB	4.00%	01/01/2050	12,000	12,859,440
New York City (City of), NY Industrial Development Agency; Series 2007 A1, RB (INS - AGA)(a)	4.50%	07/01/2021	10	9,820
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	95	87,631
Series 2005 E-2, RB	6.13%	11/01/2035	285	237,163
New York City (City of), NY Industrial Development Agency (Guttmacher Institute, Inc.); Series 2007 B, RB	5.75%	12/01/2036	1,305	1,305,718
New York City (City of), NY Industrial Development Agency (Independent Living Association, Inc.); Series 2005 A, RB	6.20%	07/01/2020	35	34,961
New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,815	3,857,957
New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	4,600	4,937,686
New York City (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(a)(k)	3.33%	03/01/2022	1,200	1,192,788
Series 2006, RB (INS - NATL)(a)	5.00%	03/01/2036	120	120,005
New York City (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,617,084
Series 2016 E-1, RB	5.00%	02/01/2040	2,387	2,808,234
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,144,673
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,801,367
Series 2019 S1B, RB	4.00%	07/15/2041	5,800	6,619,308
Series 2019 S1B, RB	4.00%	07/15/2042	5,620	6,394,436
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	$ 290	$ 375,115
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	385,776
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	507,020
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	379,050
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,274,680
New York City Health & Hospital Corp.; Series 2010 A, RB	5.00%	02/15/2030	5,000	5,012,150
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,016
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	300	356,100
Series 2020 C-1, RB	4.00%	05/01/2037	550	649,572
Series 2020 C-1, RB	4.00%	05/01/2038	600	705,366
Series 2020 C-1, RB	4.00%	05/01/2039	520	609,248
Series 2020 C-1, RB	4.00%	05/01/2040	235	274,703
Series 2020 C-1, RB	4.00%	05/01/2045	3,375	3,888,304
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	1,315	1,315,000
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,670	1,675,077
Series 2001, RB	5.75%	06/01/2043	15	15,008
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	190	190,247
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2038	850	840,386
New York Counties Tobacco Trust V; Series 2005 S4B, RB(h)	0.00%	06/01/2060	155,400	5,246,304
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	14,260	14,916,245
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,605	2,736,396
Series 2016 A2, Ref. RB	5.00%	06/01/2051	1,125	1,112,760
New York Liberty Development Corp.; Series 2011, Ref. RB	5.75%	11/15/2051	10,000	10,533,500
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	14,875	14,750,199
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.00%	11/15/2031	2,000	2,094,740
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	20,479,754
Series 2007, RB	5.50%	10/01/2037	5,025	6,854,703
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2050	3,750	4,375,875
Series 2002 A, RB	4.00%	11/15/2055	3,300	3,836,184
New York State Dormitory Authority;
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,151,130
Series 2019 A, RB	4.00%	07/01/2045	1,400	1,611,582
Niagara Area Development Corp. (Niagara University); Series 2012 A, RB(e)(f)	5.00%	05/01/2022	250	270,150
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2038	180	201,001
Series 2019, Ref. RB (INS - AGM)(a)	4.00%	12/01/2049	580	631,759
Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,175
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	321,297
Series 2017, Ref. RB	5.00%	05/01/2034	200	228,972
Series 2017, Ref. RB	5.00%	05/01/2037	250	283,163
Series 2017, Ref. RB	5.00%	05/01/2040	150	168,675
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2011, RB	5.00%	12/01/2036	2,250	2,374,897
Series 2019, Ref. RB	4.00%	12/01/2041	900	1,031,778
Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,315,848
Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,305,186
Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,702,155
Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,895,715
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,100,587
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,366,691
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp. (Le Moyne College);
Series 2010, RB	5.20%	07/01/2029	$ 1,615	$ 1,621,492
Series 2010, RB	5.38%	07/01/2040	1,810	1,817,530
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB	5.25%	12/01/2041	535	574,226
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	750	698,033
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,735	1,749,244
Series 2001, RB	5.75%	08/15/2043	3,160	3,185,975
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(a)	5.50%	08/01/2033	1,000	1,155,480
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	100	103,405
Series 2012 A, RB	5.00%	09/01/2041	240	245,630
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	243,155
Series 2012, RB	5.00%	07/01/2031	230	248,011
Series 2012, RB	5.00%	07/01/2032	815	874,487
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(c)(d)	6.70%	12/01/2020	110	1
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	270	268,448
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB(e)	6.00%	12/01/2040	1,000	1,027,890
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 B, RB	6.00%	06/01/2048	1,390	1,390,764
Series 2008 B-1, RB	5.38%	06/01/2028	1,075	1,076,419
Series 2008 D, RB(h)	0.00%	06/01/2048	15,750	1,627,447
Series 2012 B, RB	5.00%	06/01/2032	750	770,205
Series 2012 B, RB	5.25%	06/01/2037	700	720,979
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(g)	5.35%	11/01/2049	8,220	6,856,302
Series 2016 B2, RB(g)	5.35%	11/01/2049	1,175	980,067
Series 2016 C2, RB(g)	5.35%	11/01/2049	1,160	967,556
Series 2016 D2, RB(g)	5.35%	11/01/2049	760	633,916
Series 2016 E2, RB(g)	5.35%	11/01/2049	2,790	2,327,139
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2032	330	214,500
Series 2013 A, RB	5.00%	07/01/2038	2,785	1,810,250
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	438,964
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	333,600
Series 2016 A, Ref. RB	5.00%	11/15/2041	2,000	2,344,500
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,468,555
Series 2017 A, RB	5.00%	11/15/2038	300	356,994
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,173,710
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,066,616
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,091,376
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	694,255
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	2,982,250
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,260,962
Series 2020 A, RB	5.00%	11/15/2054	700	865,893
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB	4.00%	11/15/2042	3,500	3,969,805
Series 2019 C, RB	4.00%	11/15/2043	3,500	3,960,040
Series 2020 A, RB	4.00%	11/15/2054	1,500	1,689,630
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,540,800
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,806,729
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,694,600
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,404,790
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,392,460
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	$ 8,460	$ 10,550,974
Series 2017, RB	5.00%	12/15/2040	15,000	18,651,900
Westchester County Healthcare Corp.;
Series 2000 A, RB	5.00%	11/01/2030	7,410	7,735,669
Series 2010 B, RB	6.13%	11/01/2037	325	331,542
Series 2010 C, RB(e)(f)	6.13%	11/01/2020	80	81,882
Series 2010 C-2, RB	6.13%	11/01/2037	10	10,201
Series 2014 A, RB	5.00%	11/01/2044	2,406	2,599,755
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(g)	5.00%	06/01/2030	500	457,880
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	6,911,961
Westchester Tobacco Asset Securitization Corp. (Westchester Medical Center);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,104,650
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,634,835
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	421,848
Series 2019 A, RB	5.00%	10/15/2049	640	622,675
				798,953,079
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	710	688,132
Puerto Rico–8.97%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	350	351,820
Series 2002, RB	5.50%	05/15/2039	3,455	3,472,966
Series 2002, RB	5.63%	05/15/2043	9,700	9,740,740
Series 2005 A, RB(h)	0.00%	05/15/2050	6,300	927,360
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2024	75	75,485
Series 2008 A, GO Bonds(c)	5.13%	07/01/2028	3,120	1,922,700
Series 2008 A, GO Bonds(c)	5.38%	07/01/2033	2,500	1,556,250
Series 2011 C, Ref. GO Bonds(c)	5.75%	07/01/2036	8,000	4,520,000
Series 2011 E, Ref. GO Bonds(c)	5.63%	07/01/2033	1,500	885,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(i)	6.13%	07/01/2024	7,140	7,532,700
Series 2008 A, RB	6.00%	07/01/2038	6,280	6,374,200
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,000	997,800
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(c)	5.00%	07/01/2038	5	2,313
Series 2003 AA-2, Ref. RB(c)	5.30%	07/02/2035	1,000	930,000
Series 2003, RB(c)	5.00%	07/03/2028	355	53,250
Series 2005 K, RB(c)	5.00%	07/01/2030	7,405	3,424,812
Series 2007 CC, Ref. RB(c)	5.50%	07/01/2030	2,150	1,999,500
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	410	410,513
Series 2006, RB	5.00%	03/01/2036	1,100	1,026,674
Series 2012, Ref. RB	5.13%	04/01/2032	130	124,771
Series 2012, Ref. RB	5.38%	04/01/2042	190	180,036
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	104,529
Series 2012, Ref. RB	5.00%	10/01/2042	150	133,308
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(a)(l)	5.50%	07/01/2024	725	543,750
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2030	4,600	2,050,450
Series 2005 B, RB(c)	5.00%	07/01/2041	4,000	1,000,000
Series 2007 A, RB(c)	6.50%	10/01/2037	2,500	506,250
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 I, RB(c)	5.25%	07/02/2029	$ 810	$ 589,275
Series 2009 P, Ref. RB(c)	6.75%	07/01/2036	3,500	2,642,500
Series 2009 Q, RB(c)	5.63%	07/01/2039	4,795	3,512,337
Series 2011 S, RB(c)	6.00%	07/01/2041	235	172,725
Puerto Rico Public Finance Corp.; Series 2011 B, RB(c)	5.50%	08/01/2031	4,055	66,908
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	2	1,580
Series 2018 A-1, RB(h)	0.00%	07/01/2029	2	1,449
Series 2018 A-1, RB(h)	0.00%	07/01/2031	1	658
Series 2018 A-1, RB(h)	0.00%	07/01/2033	4	2,402
Series 2018 A-1, RB	4.50%	07/01/2034	475	480,458
Series 2018 A-1, RB	4.55%	07/01/2040	199	197,261
Series 2018 A-1, RB(h)	0.00%	07/01/2046	12,897	3,348,448
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,419,382
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	6,202,153
Series 2019 A-2, RB	4.33%	07/01/2040	2,377	2,287,862
Series 2019 A-2, RB	4.54%	07/01/2053	71	66,786
Series 2019 A-2, RB	4.78%	07/01/2058	953	925,963
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	982,500
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,940,000
				76,687,824
Total Municipal Obligations (Cost $895,364,331)					877,341,511
			Shares
Common Stocks & Other Equity Interests–0.90%
New York–0.90%
CMS Liquidating Trust (Cost $9,920,000)(d)(m)				3,100	7,703,500
TOTAL INVESTMENTS IN SECURITIES(n)–103.49% (Cost $905,284,331)					885,045,011
FLOATING RATE NOTE OBLIGATIONS–(3.97)%
Notes with interest and fee rates ranging from 0.70% to 0.71% at 05/31/2020 and contractual maturities of collateral ranging from 05/01/2040 to 11/15/2057(o)					(33,990,000)
OTHER ASSETS LESS LIABILITIES–0.48%					4,120,258
NET ASSETS –100.00%					$855,175,269
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
NYU	– New York University
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to TOB Trusts entered into by the Fund.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $26,017,443, which represented 3.04% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $56,913,614, which represented 6.66% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $60,684,162 are held by TOB Trusts and serve as collateral for the $33,990,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$877,341,422	$89	$877,341,511
Common Stocks & Other Equity Interests	—	—	7,703,500	7,703,500
Total Investments in Securities	—	877,341,422	7,703,589	885,045,011
Other Investments - Assets
Investments Matured	—	298,881	0	298,881
Total Investments	$—	$877,640,303	$7,703,589	$885,343,892
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund to Invesco Rochester® AMT-Free New York Municipal Fund.
Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund